LONG-TERM INVESTMENTS - Long-term time deposits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
LONG-TERM INVESTMENTS
Held-to-maturity securities, carrying value	¥ 50,000				$ 7,846
Maturity term	3 years	3 years
Interest income on long term time deposits	¥ 1,371	$ 215
Gains recorded on time deposits			¥ 0	¥ 0